Asset Acquisition and Non-controlling Interest (“NCI”) (Tables)	12 Months Ended
Jun. 30, 2022
Asset Acquisitions And Interests In Other Entities [Abstract]
Financial Information for Subsidiaries and Net Change in Non-Controlling Interests	The change in non-controlling interest is as follows:

$
Non-controlling interest on initial capital contribution	866
Share of (loss) profit for the period	(355)
Balance June 30, 2022	$511